Benefit Plans - Changes in Fair Value of Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets, beginning balance	$ 11,652		$ 16,399
Fair value of plan assets, ending balance	$ 13,584		11,652
Defined Benefit Plan, Tax Status [Extensible Enumeration]	Qualified Plan
Qualified Plan
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets, beginning balance	$ 12,462
Actual return (loss) on plan assets	1,533		(4,014)
Employer contributions	1,305		431
Benefits paid	(507)		(354)
Defined Benefit Plan, Benefit Obligation, (Increase) Decrease for Settlement [Abstract]	(235)	[1]	0
Fair value of plan assets, ending balance	14,558		12,462
Funded status, end of year	6,564		4,538
Nonqualified Plans
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets, beginning balance	0		0
Actual return (loss) on plan assets	0		0
Employer contributions	28		25
Benefits paid	(28)		(25)
Defined Benefit Plan, Benefit Obligation, (Increase) Decrease for Settlement [Abstract]	0		0
Fair value of plan assets, ending balance	0		0
Funded status, end of year	$ (659)		$ (655)

[1]	In 2023, the Company entered into a transaction to sell a portion of the pension obligations to a third party for certain participants in the qualified defined benefit plan.